Offerings - Offering: 1	Aug. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	400,000
Proposed Maximum Offering Price per Unit	22.01
Maximum Aggregate Offering Price	$ 8,804,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 1,347.89
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share (the “Common Stock”), which become issuable under the above-named plan by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without the receipt of consideration which results in an increase in the number of the Registrant’s outstanding shares of common stock.

Estimated in accordance with Rules 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee. The price represents the average of the high and low prices of the Common Stock as reported on the Nasdaq Capital Market on August 1, 2025.

Consists of 400,000 shares issuable under the Nektar Therapeutics Amended and Restated 2017 Performance Incentive Plan, pursuant to such plan.